Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 976,701	¥ 926,575
Nonaccrual loans not requiring an allowance for credit losses	125,509	160,800
Recognized Interest Income	30,713	28,075
Loans held for sale placed on nonaccrual status	20,258	396,331
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	279,460	295,055
Nonaccrual loans not requiring an allowance for credit losses	78,151	89,994
Recognized Interest Income	4,433	3,920
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	223,696	225,572
Nonaccrual loans not requiring an allowance for credit losses	35,266	59,564
Recognized Interest Income	6,965	8,747
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	35,884	41,101
Nonaccrual loans not requiring an allowance for credit losses	3,885	4,067
Recognized Interest Income	852	848
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	77,534	72,554
Nonaccrual loans not requiring an allowance for credit losses	0	0
Recognized Interest Income	34	18
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	327,637	258,511
Nonaccrual loans not requiring an allowance for credit losses	8,198	7,159
Recognized Interest Income	15,037	11,716
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	32,490	33,782
Nonaccrual loans not requiring an allowance for credit losses	9	16
Recognized Interest Income	¥ 3,392	¥ 2,826